UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-02884

Barrett Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
Barrett Asset Management, LLC
90 Park Avenue, New York, NY 10016
(Name and address of agent for service)

(212) 983-5080
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2011

Item 1. Schedule of Investments.

	Barrett Opportunity Fund
	Schedule of Investments
	May 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.09%
	Advertising Agencies - 0.62%
9,800	Omnicom Group, Inc.	$458,346
	Chemical Manufacturing - 1.94%
20,242	Monsanto Co.	1,437,992
	Computer and Electronic Product Manufacturing - 10.66%
7,000	3M Co.	660,660
260,210	Koninklijke Philips Electronics NV - ADR	7,249,451
		7,910,111
	Credit Intermediation and Related Activities - 11.67%
307,971	Bank of New York Mellon Corp.	8,657,065
	Data Processing, Hosting and Related Services - 1.11%
15,000	Automatic Data Processing, Inc.	826,650
	Food and Beverage Stores - 0.00%
96,000	FHC Delaware, Inc. (a)(b)(c)	-
	Food Manufacturing - 0.75%
10,000	Hershey Co.	557,300
	Insurance Carriers and Related Activities - 17.28%
195,500	The Chubb Corp.	12,822,845
	Petroleum and Coal Products Manufacturing - 26.61%
39,500	Ameron International, Inc.	2,653,610
87,300	Murphy Oil Corp.	6,014,097
155,100	Royal Dutch Shell PLC - Class A - ADR	11,078,793
		19,746,500
	Real Estate - 5.48%
100,400	Forest City Enterprises, Inc. - Class A (a)	1,924,668
112,500	Forest City Enterprises, Inc. - Class B (a)(d)	2,145,375
		4,070,043
	Transportation Equipment Manufacturing - 9.53%
95,300	General Dynamics Corp.	7,073,166
	Waste Management and Remediation Services - 0.87%
93,850	TRC Cos., Inc. (a)	648,503
	Water Transportation - 1.51%
22,800	Alexander & Baldwin, Inc.	1,116,516
	Wood Product Manufacturing - 6.06%
126,800	Leucadia National Corp.	4,496,328
	TOTAL COMMON STOCKS (Cost $7,447,516)	69,821,365

	REAL ESTATE INVESTMENT TRUSTS - 5.28%
	Real Estate - 5.28%
58,990	Rayonier, Inc.	3,916,346
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $853,173)	3,916,346

	SHORT-TERM INVESTMENTS - 0.59%
	Money Market - 0.59%
438,380	Fidelity Institutional Money Market Fund - Government Portfolio, 0.01% (e)	438,380
	TOTAL SHORT-TERM INVESTMENTS (Cost $438,380)	438,380

	Total Investments (Cost $8,739,069) - 99.96%	74,176,091
	Other Assets in Excess of Liabilities - 0.04%	33,988
	TOTAL NET ASSETS - 100.00%	$74,210,079

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non-income producing security.
(b) Illiquid security.
(c) Secuitity is valued in good faith at fair value in accordance with procedures approved by the Board of Directors.
(d) Convertible into Forest City Enterprises, Inc. - Class A shares.
(e) Variable rate security. The rate listed is as of May 31, 2011.

Investment Valuation

Equity securities for which market quotations are available are valued at the last reported sales price or offical closing price on the primary market or exchange on which they trade.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund's Board of Directors.  Short-term obligations wiht maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 ("ASC Topic 820").  ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices fro similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Th inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and / or income approach, depending on the type of security and the particular circumstance.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities.  The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stock*	$69,821,365	$69,821,365	$-	$0	**
Total Real Estate Investment Trusts	3,916,346	3,916,346	-	-
Total Money Market Fund	438,380	438,380	-	-
Total Investments	$74,176,091	$74,176,091	$-	$0	**

* For further information regarding security characteristics, please see the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in securities	Common Stocks
Balance as of August 31, 2010	$ 0	**
Accrued premium / discounts	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net Purchases (Sales)	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of May 31, 2011	$ 0	**
Net change in unrealized appreciation (depreciation for investment in securities still held at May 31, 2011.	-

** Value is less than $1.
There were no transfers between Levels during the reporting period.

The cost basis of investments for federal income tax purposes at May 31, 2011 was as follows***:

Cost of investments	$ 8,739,069
Gross unrealized appreciation	65,628,431
Gross unrealized depreciation	(191,409)
Net unrealized appreciation	$ 65,437,022

*** Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Barrett Opportunity Fund, Inc.

By (Signature and Title)    /s/ Peter H. Shriver
                                                    Peter H. Shriver, President

Date         7/14/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Peter H. Shriver
                                                      Peter H. Shriver, President

Date         7/14/11

By (Signature and Title)*      /s/ John G. Youngman
                                                        John G. Youngman, Treasurer

Date         7/14/11

* Print the name and title of each signing officer under his or her signature.